Postemployment benefit plans (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 29, 2012	Aug. 31, 2012
Amendments to Pension and Other Postretirement Benefit Plans
Net gain due to facility closure	$ 6
U.S. Pension Benefits
Amendments to Pension and Other Postretirement Benefit Plans
Curtailments, settlements and termination benefits		7
Net increase in liability due to curtailment and remeasurement		243
Decrease (increase) in accumulated other comprehensive income		153
Non-U.S. Pension Benefits
Amendments to Pension and Other Postretirement Benefit Plans
Curtailments, settlements and termination benefits	10
Other Postretirement Benefits
Amendments to Pension and Other Postretirement Benefit Plans
Curtailments, settlements and termination benefits	(37)
Defined benefit plan loss of third party receivable	$ 21